INCOME TAXES: (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Domestic and foreign components of pretax income
Domestic	$ 64,173	$ 56,651	$ 59,308
Foreign	9,991	4,261	13,760
Earnings before income taxes	74,164	60,912	73,068
Current:
Federal	24,312	15,568	10,251
Foreign	231	559	806
State	1,914	863	1,455
Total current	26,457	16,990	12,512
Deferred:
Federal	(6,857)	(1,230)	5,622
Foreign	1,710	1,221	2,518
State	850	(7)	(647)
Total deferred	(4,297)	(16)	7,493
Total provision for income taxes	22,160	16,974	20,005
Deferred tax assets:
Accrued customer promotions	3,971	1,920
Deferred compensation	19,485	15,593
Postretirement benefits	8,127	9,139
Other accrued expenses	7,749	6,102
Foreign subsidiary tax loss carry forward	13,791	16,406
Tax credit carry forward	1,066	1,086
Realized capital losses	1,366	1,349
Unrealized capital loss	5,848	6,401
Deferred tax assets, gross	61,403	57,996
Valuation reserve	(2,040)	(2,190)
Total deferred tax assets	59,363	55,806
Deferred tax liabilities:
Depreciation	33,858	35,103
Deductible goodwill and trademarks	42,450	38,635
Accrued export company commissions	5,117	4,649
Employee benefit plans	876	2,248
Inventory reserves	256	1,733
Prepaid insurance	697	289
Accounts receivable		733
Deferred gain on sale of real estate	8,169	7,644
Total deferred tax liabilities	91,423	91,034
Net deferred tax liability	32,060	35,228
Capital loss carryforwards	1,366
Benefits related to foreign subsidiary tax credit carryforwards	674
Benefits related to state tax credit carryforwards	$ 392